FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of our partnership consists of debt, offset by cash, and equity comprised of accumulated gains.

(US$ MILLIONS)	2017	2016
Borrowings	$3,265	$1,551
Cash	(1,106)	(1,050)
Net debt	2,159	501
Total equity	6,064	4,038
Total capital and net debt	$8,223	$4,539
Net debt to capitalization ratio	26%	11%

Disclosure of liquidity management
The following tables detail the contractual maturities for our partnership’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which our partnership can be required to pay. The tables include both interest and principal cash flows:

	December 31, 2017
(US$ MILLIONS)	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other liabilities (1)	$4,677	$280	$155	$118	$5,230
Interest-bearing liabilities	825	801	1,075	584	3,285
Finance lease liabilities	11	4	2	—	17
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(1)	Excludes $285 million of decommissioning liabilities, other provisions, and post-employment benefits, $17 million of capital leases, and $106 million of loans and notes payable.

	December 31, 2016
(US$ MILLIONS)	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other liabilities (1)	$2,007	$132	$1	$1	$2,141
Interest-bearing liabilities	411	647	510	4	1,572
Finance lease liabilities	8	6	2	—	16
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(1)	Excludes $279 million of decommissioning liabilities, other provisions, and post-employment benefits, $16 million of capital leases, and $21 million of loans and notes payable.

Disclosure of foreign currency exposure
The tables below set out our partnership’s currency exposure at December 31, 2017 and 2016:

	2017
	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$1,482	$497	$1,871	$1,232	$142	$487	$722	$6,433
Non-current assets	1,655	817	512	2,329	204	3,535	319	9,371
	$3,137	$1,314	$2,383	$3,561	$346	4,022	$1,041	$15,804

Liabilities
Current liabilities	$817	$594	$2,108	$1,294	$81	$306	$490	$5,690
Non-current liabilities	816	78	143	743	28	2,096	146	4,050
	$1,633	$672	$2,251	$2,037	$109	$2,402	$636	$9,740

Non-controlling interest (1)	430	101	4	897	134	1,250	210	3,026
Net investment to the partnership	$1,074	$541	$128	$627	$103	$370	$195	$3,038
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(1)	Relates to the interests of others.

	2016
	USD	AUD	GBP	CAD	EUR	Other	Total
Assets
Current assets	$1,366	$361	$384	$1,197	$62	$706	$4,076
Non-current assets	930	732	51	1,862	162	380	4,117
	$2,296	$1,093	$435	$3,059	$224	$1,086	$8,193

Liabilities
Current liabilities	$345	$434	$419	$860	$25	$473	$2,556
Non-current liabilities	620	74	35	794	27	49	1,599
	$965	$508	$454	$1,654	$52	$522	$4,155

Non-controlling interest (1)	416	99	3	828	114	77	1,537
Net investment to the partnership	$915	$486	$(22)	$577	$58	$487	$2,501
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(1)	Relates to the interests of others.

Disclosure of sensitivity analysis for foreign currency risk
’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the United States dollar is summarized below:

	December 31, 2017
(US$ MILLIONS)	Equity attributable to unitholders - (Originating currency)	OCI attributable to unitholders	Net income attributable to unitholders
Australian dollar	$1,266	$(88)	$—
Canadian dollar	791	(37)	—
Brazilian real	1,095	(33)	—
Other	484	(9)	(20)

	December 31, 2016
(US$ MILLIONS)	Equity attributable to unitholders - (Originating currency)	OCI attributable to unitholders	Net income attributable to unitholders
Australian dollar	$1,271	$(55)	$—
Canadian dollar	773	(50)	—
Other	343	(3)	1

	December 31, 2015
(US$ MILLIONS)	Equity attributable to unitholders - (originating Currency)	OCI attributable to unitholders	Net income attributable to unitholders
Australian dollar	$1,115	$(79)	$—
Canadian dollar	701	(50)	—
Other	77	(1)	1